Income taxes - Summary of Reconciliation of Income Tax Benefit / (Expense) And The Accounting Loss (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before income tax	€ (99,826,263)	€ (75,653,470)	€ (42,660,662)
Income tax at statutory income tax rate in The Netherlands (2023: 25.8%; 2022 & 2021: 25%)	25,755,176	19,518,595	10,665,166
Effect of tax rates in other countries	(14,334,369)	(10,823,383)	(7,482,832)
Derecognition of previously unrecognized deferred tax assets	(58,506)	(554,853)
Current period losses for which no deferred tax asset has been recognized	(14,771,877)	(9,184,919)	(2,910,890)
Nondeductible expenses	(458,482)	383,153	(353,543)
Prior period adjustments	2,819,253	(17,680)	11,982
Income tax benefit / (expense)	€ (1,048,805)	€ (679,087)	€ (70,117)